UNAUDITED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Condensed Statement of Income Captions [Line Items]
Cumulative translation adjustments, net	$ (5,224)	$ 589
Associates and joint ventures [member]
Condensed Statement of Income Captions [Line Items]
Cumulative translation adjustments, net	$ 839	$ 117